As filed with the Securities and Exchange Commission on December 21, 1995 File Nos. 33-71306 and 811-8132




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4


                                      and



        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 5



                                EXCELSIOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                6 St. James Avenue, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-423-0800

                                 Thomas M. Lenz
                6 St. James Avenue, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                         Copy To: Roger P. Joseph, Esq.
     Bingham, Dana & Gould, 150 Federal Street, Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):



[ ] Immediately upon filing pursuant to paragraph (b)
[x] on January 2, 1996 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



   The Registrant has previously registered an indefinite number of its shares of Excelsior Institutional Money Fund under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Registrant filed the notice required by Rule 24f-2 with respect to Excelsior Institutional Money Fund for the fiscal year ending August 31, 1995 on October 23, 1995.


                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee



Excelsior
Institutional
Money Fund
Shares of
Beneficial
Interest
(par value
$0.00001 per share)                     137,581,968           $1.00                $290,000              $100.00


   1 The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on October 23, 1995 for its fiscal year ended August 31, 1995.

   2 Based on Registrant's closing price of $1.00 on December 20, 1995 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3 In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) $8,308,620,124 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended August 31, 1995; (3) $8,171,328,156 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) $137,291,968 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

   Cash Reserves Portfolios has also executed this Registration Statement.

 UST222.EDG

EXPLANATORY NOTE

         This Post-Effective Amendment No. 4 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed with respect to Excelsior Institutional Money Fund (the "Fund"), a series of shares of the Registrant, for the purpose of updating the financial information contained in the Prospectus and Statement of Additional Information which describe the Fund.

                         EXCELSIOR INSTITUTIONAL TRUST
                             CROSS-REFERENCE SHEET
                           (As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Summary of Expenses.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.



4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investment Objective and Policies; Special Information Concerning Hub and Spoke(R) Structure.

5.       MANAGEMENT OF THE FUND:  Management of the Trust and the Portfolio.


5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6.       CAPITAL STOCK AND OTHER SECURITIES: Cover Page; Pricing of Shares;
How to Purchase and Redeem Shares; Net Income, Dividends and Distributions; Taxes; Management of the Trust and the Portfolio; Description of Shares, Voting Rights and Liabilities.

7. PURCHASE OF SECURITIES BEING OFFERED: How to Purchase and Redeem Shares; Investor Programs.

8.       REDEMPTION OR REPURCHASE:  How to Purchase and Redeem Shares.

9.       PENDING LEGAL PROCEEDINGS:  Not applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE:  Cover Page.

11.      TABLE OF CONTENTS:  Table of Contents.

12.      GENERAL INFORMATION AND HISTORY:  Not applicable.


13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objective, Policies and Restrictions.

14.      MANAGEMENT OF THE FUND:  Management of the Trust and the Portfolio.

15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Management of the Trust and the Portfolio.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Management of the Trust and the Portfolio; Independent Accountants; see Prospectus -- "Management of the Trust and the Portfolio".


17.      BROKERAGE ALLOCATION AND OTHER PRACTICES:  Securities Transactions.


18.      CAPITAL STOCK AND OTHER SECURITIES: The Trust; Taxation;
Description of the Trust; Fund Shares; see Prospectus -- "Management of the Trust and the Portfolio" and "Description of Shares, Voting Rights and Liabilities".


19.      PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
Determination of Net Asset Value; Valuation of Securities; Redemption in Kind; Additional Purchase and Redemption Information.

20.      TAX STATUS:  Taxation; see Prospectus -- "Taxes".


21.      UNDERWRITERS:  Management of the Trust and the Portfolio;   See
Prospectus -- "Management of the Trust and the Portfolio"


22.     CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET FUNDS: Yield
Information.

23.     FINANCIAL STATEMENTS: Financial Statements.

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                       EXCELSIOR INSTITUTIONAL MONEY FUND
--------------------------------------------------------------------------------

                                EXCELSIOR FUNDS
                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116

   FOR INITIAL PURCHASE OR EXISTING ACCOUNT INFORMATION, CALL (800) 909-1989
                      (FROM OVERSEAS, CALL (617) 557-1755)
--------------------------------------------------------------------------------


     This Prospectus describes Excelsior Institutional Money Fund (the 'Fund'), a mutual fund offered to institutional investors. The Fund is a separate series of Excelsior Funds (the 'Trust'), an open-end diversified management investment company.



     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in Cash Reserves Portfolio (the 'Portfolio'), a diversified open-end management investment company with the same investment objective as the Institutional Money Fund. Cash Reserves Portfolio seeks to achieve this investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.


     SHARES  OF THE FUND ('SHARES') ARE NEITHER INSURED NOR GUARANTEED BY THE U.
S. GOVERNMENT. WHILE THE TRUST SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUING BASIS.
     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE POSSIBLE RISK TO PRINCIPAL.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE FUND'S INVESTMENT OBJECTIVE BY INVESTING ALL OF THE FUND'S INVESTABLE ASSETS IN THE PORTFOLIO. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S TWO-TIER STRUCTURE KNOWN AS THE HUB AND SPOKE'r' FINANCIAL SERVICES METHOD. THE HUB AND SPOKE'r' INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER/FEEDER FUND STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE 'SPECIAL INFORMATION CONCERNING HUB AND SPOKE'r' STRUCTURE' ON PAGE 7.


     The Fund is distributed by Signature Broker-Dealer Services, Inc. ('SBDS'). The Portfolio is advised by Citibank, N.A. (the 'Investment Adviser'). The Fund receives supplemental investment management services from United States Trust Company of New York ('U.S. Trust').


     This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available without charge upon request by writing to the Trust at its address shown above or by calling (617) 423-0800. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


                        Prospectus dated January 2, 1996

                              SUMMARY OF EXPENSES

     The following table provides (i) a summary of expenses relating to purchases and sales of Shares of the Fund, and the aggregate annual operating expenses for the Fund and the Portfolio, expressed as a percentage of the average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.

Shareholder Transaction Expenses...................................................     None
Advisory Fees(1) (after fee waivers)...............................................    0.06%
12b-1 Fees.........................................................................     None
Other Expenses
  Administrative Services Fees (after fee waivers).................................    0.01%
  Shareholder Servicing Fees.......................................................    0.07%
  Other Operating Expenses (after reimbursements)..................................    0.11%
                                                                                       -----
Total Fund Operating Expenses
  (after fee waivers and reimbursements)...........................................    0.25%
                                                                                       -----
                                                                                       -----

------------------------------

(1)Reflects fees incurred by the Portfolio for advisory services rendered by the Investment Adviser. U.S. Trust receives no additional fee for providing supplemental investment management services to the Fund. See 'Supplemental Investment Management Services' below.

                                    EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:


1 Year..................................................................................   $ 3
3 Years.................................................................................   $ 8
5 Years.................................................................................   $14
10 Years................................................................................   $32


     The example above should not be considered a representation of past or future expenses or performance. Actual expenses and returns may be greater or less than those shown. The purpose of the table is to assist investors in understanding the various costs and expenses that shareholders of the Fund will bear directly or indirectly. The Fund's administrator has voluntarily agreed to reimburse the Fund for certain expenses, and the Investment Adviser and the Portfolio's administrator have each voluntarily agreed to waive a portion of their fees, such that, following such waivers and reimbursement, the total operating expenses (including amortization of organization costs and the Fund's allocated portion of the Portfolio's expenses, but exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) of the Fund on an annual basis would be equal to 0.25% of the average daily net assets of the Fund. These waivers and reimbursement are reflected in the expense table and example. Without such waivers and reimbursement, the advisory fee of the Portfolio would have been equal on an annual basis to 0.15% of the Portfolio's average daily net assets, the administrative services fee of the Fund and the Portfolio would have been equal on an annual basis to 0.06% of the average daily net assets of the Fund, other operating expenses of the Fund would have been equal on an annual basis to 0.47% of average daily net assets of the Fund, and total aggregate operating expenses of the Fund, including its share of Portfolio expenses, would have been equal on an annual basis to 0.68% of the average daily net assets of the Fund. For more information about the expenses of the Fund and the Portfolio, see 'Management of the Trust and the Portfolio.'

     The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust paid directly for the services of an investment adviser and the assets of the Fund were invested directly in the kinds of securities being held by the Portfolio.

                              FINANCIAL HIGHLIGHTS

     The following selected data for a Share of the Fund outstanding for the indicated periods should be read in conjunction with the financial statements appearing in the Fund's annual report to shareholders, which are included in the Statement of Additional Information. The financial statements and notes, as well as the table below, have been audited by Price Waterhouse LLP, independent accountants. Copies of the annual report may be obtained without charge upon request from an investor's Shareholder Servicing Agent or the Distributor.


                                                                                      FOR THE PERIOD
                                                                                      NOVEMBER 8, 1993
                                                                                      (COMMENCEMENT
                                                               FOR THE YEAR ENDED    OF OPERATIONS TO
                                                                AUGUST 31, 1995      AUGUST 31, 1994
                                                               ------------------    ----------------

Net asset value, beginning of period........................        $   1.00             $   1.00
Net investment income from operations.......................          0.0579               0.0308
Dividends from net investment income........................         (0.0579)             (0.0308)
                                                                     -------             --------
Net asset value, end of period..............................        $   1.00             $   1.00
                                                                    --------             --------
                                                                    --------             --------
Total return................................................            5.95%                3.87%(2)
Ratios:
  Net investment income to average net assets(1)............            5.59%                4.39%(2)
  Expenses to average net assets(1).........................            0.25%                0.19%(2)
Total net assets, end of period (000's omitted).............        $638,111             $770,658


------------------------------

(1)Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:

Net investment income to average net assets.................            5.16%                4.28%(2)
Expenses to average net assets..............................            0.68%                0.31%(2)

(2)Annualized.

                       INVESTMENT OBJECTIVE AND POLICIES


INTRODUCTION

     The Trust was organized as a business trust under the laws of the State of Delaware, with the Fund established as separate series of the Trust, on October 25, 1993. Shares of the Fund are continuously sold only to institutional investors.

INVESTMENT OBJECTIVE


     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in Cash Reserves Portfolio, a diversified open-end management investment company with the same investment objective as the Fund. Cash Reserves Portfolio seeks to achieve its investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers. The approval of the Fund's shareholders is not required to change its investment objective and investment policies, and the approval of the investors in the Portfolio is not required to change the Portfolio's investment objective or any of the Portfolio's investment policies discussed below, except that the concentration policy with respect to bank obligations described in paragraph (1) below is fundamental. Any changes in the Fund's or the Portfolio's non-fundamental investment objective or policies could result in the Fund having investment objectives and policies different from those applicable at the time of a shareholder's investment in the Fund.


INVESTMENT POLICIES AND STRATEGIES

     Since the investment characteristics of the Fund are the same as those of its corresponding Portfolio, the following is a discussion of the various investment policies and strategies employed by the Portfolio. The Portfolio uses the amortized cost method to value its securities, and has a dollar-weighted portfolio maturity not exceeding 90 days.


     Cash Reserves Portfolio seeks to achieve its investment objective through investments limited to the following types of U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by Cash Reserves Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by Cash Reserves Portfolio are in securities of high quality (i.e., rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each an 'NRSRO') assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Investment Adviser) and are determined by the Investment Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Trust will give shareholders of the fund at least sixty days prior written notice before investments are made in commercial paper or other short-term debt instruments rated below the highest rating category by an NRSRO or comparable unrated instruments. Under the 1940 Act, the Fund and Cash Reserves Portfolio are each classified as 'diversified,' although in the case of the Fund, all of its investable assets are invested in the Portfolio. In accordance with the portfolio diversification requirements of the 1940 Act and Rule 2a-7 thereunder, Cash Reserves Portfolio must invest all of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

     (1) BANK OBLIGATIONS. Cash Reserves Portfolio invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. These obligations include, but are not limited to, negotiable certificates of deposit, banker's acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. Cash Reserves Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ('FDIC'), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that Cash Reserves Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by Cash Reserves Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on Cash Reserves Portfolio's right to transfer a beneficial interest in the deposit to a third party.

     Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraph or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by Cash Reserves Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Cash Reserves Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada.

     Since Cash Reserves Portfolio invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent on the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry, and exposure to credit losses arising from possible financial difficulties of borrowing might affect a bank's ability to meet its obligations.

     Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by Cash

Reserves Portfolio, the possible seizure or nationalization of non-U.S. deposits, and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by Cash Reserves Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping standards and requirements. The Statement of Additional Information includes more detailed information concerning U.S. and non-U.S. bank obligations under the caption 'Investment Objective, Policies and Restrictions -- Cash Reserves Portfolio.'


     (2) OBLIGATIONS OF, OR GUARANTEED BY, NON-U.S. GOVERNMENTS. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph 1 above in connection with the purchase of non-U.S. bank obligations.

     (3) COMMERCIAL PAPER or other short-term debt instruments rated Prime-1 by Moody's Investors Service, Inc. ('Moody's') or A-1 by Standard & Poor's Ratings Group ('Standard & Poor's') or, if not rated, determined to be of comparable quality by the Investment Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. For a description of these ratings see the Appendix to this Prospectus.


     (4) OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the 'full faith and credit' of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively. Issues of the U.S. Treasury in which the Portfolio may invest include Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.


     (5) REPURCHASE AGREEMENTS, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to Cash Reserves Portfolio's custodian either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the vendor, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. Cash Reserves Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures described above which govern Cash Reserves Portfolio's investment in repurchase obligations are designed to minimize Cash Reserves Portfolio's risk of losses in making those investments.

     (6) ASSET-BACKED SECURITIES, which may include securities such as Certificates for Automobile Receivables ('CARS') and Credit Card Receivable Securities ('CARDS'), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables.

     Cash Reserves Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of Cash Reserves Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of Cash Reserves Portfolio's investments, the effect may be to reduce the income received by Cash Reserves Portfolio on such investments.

     LENDING OF PORTFOLIO SECURITIES: Consistent with applicable regulatory requirements and in order to generate additional income, Cash Reserves Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount no less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by Cash Reserves Portfolio would not exceed 33 1/3% of the Portfolio's assets.


     In the event of the bankruptcy of the other party to a securities loan, Cash Reserves Portfolio could experience delays in recovering the securities loaned. To the extent that, in the meantime, the value of the securities loaned has increased, Cash Reserves Portfolio could experience a loss.



     PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.


                                     * * *


     The Statement of Additional Information includes further discussion of investment policies and a listing of investment restrictions which govern the investment activities of the Fund and Portfolio. Certain of these investment restrictions may not be changed, in the case of the Fund, without the approval of the Fund's shareholders or, in the case of the Portfolio, without the approval of the
investors   in  the  Portfolio.  If  a  percentage  restriction  (other  than  a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Portfolio or a later change in the rating of a security held by a Portfolio is not considered a violation of the policy or restriction.

           SPECIAL INFORMATION CONCERNING HUB AND SPOKE'r' STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in the Portfolio, a separate registered investment company with the same investment objective. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from SBDS at
(617) 423-0800. The Hub and Spoke'r' investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to the Fund's shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Trust to Fund shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See 'Investment Restrictions' in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of the Portfolio that cannot be changed without approval by the holders of a 'majority of the outstanding voting securities' (as defined in the 1940 Act) of the Portfolio. Except as stated otherwise, all investment objectives, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Trust to withdraw the Fund's investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.


     For descriptions of the investment objective, policies and restrictions of the Portfolio, see 'Investment Objective and Policies' herein and in the Statement of Additional Information. For descriptions of the management of the Portfolio, see 'Management of the Trust and the Portfolio' herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolios, see 'Management of the Trust and the Portfolio' below.


                               PRICING OF SHARES


     The net asset value of the Fund is determined and the Shares of the Fund are priced for purchases and redemptions as of 3 P.M. Eastern time on each day the New York Stock Exchange is open for trading (a 'Business Day'). Currently, the days on which the Fund is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of Shares of the Fund outstanding at the time the determination is made.


     The assets in the Portfolio are valued based upon the amortized cost method. The Trust seeks to maintain a net asset value per Share of $1.00 for the Fund, although there can be no assurance the net asset value will not vary. See 'Net Income, Dividends and Distributions' below.

                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES


     Shares of the Fund may be purchased without a sales charge on any Business Day at the net asset value next determined after an order is transmitted to and accepted by the Distributor. A 'Business Day' is each day the New York Stock Exchange is open for trading. Except as provided under 'Investor Programs'
below, the minimum initial investment is $1,000. There is no minimum for subsequent investments. Purchases will be effected on the same day provided the order is received by 3 P.M. Eastern time. The Distributor, Signature Broker-Dealer Services, Inc. ('SBDS'), has established procedures for purchasing Shares in order to accommodate different types of investors (see 'Purchase Procedures' below).

     Shares of the Fund may be purchased only in those states where they may be lawfully sold. The Trust reserves the right to cease offering Shares for sale at any time and the Distributor and the Trust each reserve the right to reject any order for the purchase of Shares.

     Purchase Procedures

     Shares  may  be   purchased  directly  only   by  institutional   investors
('Institutional Investors'). Certain Institutional Investors (each a 'Shareholder Organization') may elect to hold of record Shares for their customers ('Customers') and to record beneficial ownership of Shares on the account statements provided to their Customers. In that case, it is each Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ('CGFSC'), the sub-transfer agent, in accordance with the procedures agreed to by the
Shareholder Organization and the Distributor. Confirmations of all such purchases and redemptions by Shareholder Organizations for the benefit of their customers will be sent by CGFSC to the particular Shareholder Organization. In the alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to the Customers.

     Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.

     Purchases by Wire

     Investors may purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an investor must telephone CGFSC at (809) 909-1989 (from overseas, please call (617) 557-1755) for instructions, including a wire control number. Federal funds and registration instructions should be wired through the Federal Reserve System to:


               The Chase Manhattan Bank, N.A.
               ABA #021000021
               Excelsior Institutional Funds
               Credit DDA #910-2-733046
               [Account Registration]
               [Account Number]
               [Wire Control Number] *See Above*



     It is intended that the Fund and the Portfolio will be as fully invested at all times as is reasonably practicable in order to enhance the yield on their respective assets. Accordingly, in order to make investments which will immediately generate income, the Fund must have federal funds available. Shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order. Orders for Shares received and accepted no later than 3 P.M. Eastern time will be entitled to dividends on that Business Day, provided the federal funds wire has been received by the Fund's bank on that Business Day. Purchase orders received and accepted after 3 P.M. Eastern time will be effected at the net asset value next determined and will not receive the dividend declared that day even if the Fund receives federal funds on that day.

     Investors making initial investments by wire must promptly complete the application accompanying this Prospectus and forward it to CGFSC. No account application is required for subsequent purchases. Completed applications should be directed to:


                         Excelsior Institutional Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798


     The  application may  also be sent  via facsimile. Please  contact CGFSC at
(800) 909-1989 for complete instructions. Redemptions by investors will not be processed until the completed application for purchase of Shares has been received and accepted by CGFSC. Investors making subsequent investments by wire should follow the above instructions.

     Purchases by Telephone


     For investors who have previously selected the telephone purchase option, a purchase order may be placed by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). The purchase by telephone will be effected at the net asset value per Share next determined after acceptance of the order. Orders for Shares properly received and accepted no later than 3 P.M. Eastern time will be entitled to dividends on that Business Day provided that the Fund's bank has received federal funds on that Business Day.


     By establishing the telephone purchase option, the investor authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. Excelsior Funds, CGFSC and the Distributor will not be held liable for any loss, liability, cost or expense for acting upon such instructions. Accordingly, investors will bear the risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephonic instructions and/or requiring the caller to provide some form of personal identification. Failure to employ reasonable procedures may make the Trust liable for any losses due to unauthorized or fraudulent telephone instructions.

     This service may be modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers additional fees. Customers should contact their Shareholder Organization directly for further information.

     Purchases by Mail

     Investors may purchase Shares by completing the application for purchase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:


                         Excelsior Institutional Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798



     Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made.

     Shares purchased by check will be effected at the net asset value next determined after receipt and acceptance of the order by the Distributor. Such Shares are entitled to earn dividends on that Business Day. Shares paid for by check cannot be redeemed until the funds have been collected, which may take up to fifteen days. Redemption delays may be avoided by purchasing Shares by federal funds wire.

REDEMPTION PROCEDURES


     Investors may redeem all or any portion of the Shares in their account at the net asset value next determined after proper receipt in good form and acceptance of an order for redemption. Proceeds from redemption orders received and accepted by 3 P.M. Eastern time will normally be sent the next Business Day; proceeds are sent in any event within five Business Days. Shares redeemed will be entitled to dividends up to and including the Business Day prior to the day of redemption.


     It is necessary for investors to have on file appropriate documentation authorizing redemptions by the institution or entity before a redemption request is considered in proper form.

     Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with the procedures governing their accounts at their Shareholder Organization. It is the responsibility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis.

     An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees.

     Investors may redeem all or part of their Shares in accordance with any of the procedures described below. These procedures only apply to Customers of Shareholders Organizations for whom individual accounts have been established with CGFSC. Customers whose individual accounts are maintained by Shareholder Organizations must contact their Shareholder Organization directly to redeem Trust shares.

     If any portion of the Shares to be redeemed represents an investment made by check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations; such collection process may take up to fifteen days. An investor who anticipates the need for more immediate access to its investment should purchase Shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the investor's account.

     Redemption by Wire or Telephone

     Investors who maintain an account at CGFSC and have so indicated on their application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC, by wire or telephone, to wire the redemption
proceeds  directly   to   the   investor's   predesignated   bank   account   at
any commercial bank in the United States. Investors may have their Shares redeemed by wire by instructing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). No charge is imposed by Excelsior Funds for wiring redemption payments to investors, although Shareholder Organizations may charge their Customers for wiring or crediting such redemption payments to their accounts. Information relating to such redemption services and charges, if any, is available to Customers directly from their Shareholder Organizations.

     In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank account designated to receive redemption proceeds, an investor must send a written request to Excelsior Funds at the address listed below under 'Redemption by Mail.' Such requests must be signed by the investor, with signatures guaranteed (see 'Redemption by Mail' below for details regarding signature guarantees). Further documentation may be requested.

     CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Trust or the Distributor. Excelsior Funds, CGFSC and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions believed to be genuine. See 'Purchases by Telephone' above.

     Redemption by Mail

     Shares may be redeemed by submitting a written request for redemption to:


                         Excelsior Institutional Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798


     A written request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed for each registered owner by its authorized officer exactly as the Shares are registered.

     A redemption request for an amount in excess of $5,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ('Signature Guarantee Guidelines'). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ('STAMP') in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 909-1989 or at the address given above. CGFSC may require additional supporting documents. A redemption request will not be deemed to be properly received in good form until CGFSC receives all required documents in proper form.

     Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755).

     Other Redemption Information

     Except as described in 'Investor Programs' below, investors may be required to redeem Shares in the Fund after 60 days written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance with respect to Shares of the Fund and the balance in such account falls below that minimum, the Customer may be required by the Shareholder Organization to redeem all or part of its Shares to the extent necessary to maintain the required minimum balance.

                               INVESTOR PROGRAMS

RETIREMENT PLANS

     Shares are available for purchase by investors in connection with the following tax-deferred prototype retirement plans offered by U.S. Trust:

     IRAs (including 'rollovers' from existing retirement plans) for individuals and their spouses;

     Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     Keogh Plans for self-employed individuals.

     Institutional Investors or Customers of Shareholder Organizations investing in Shares pursuant to a retirement plan are not subject to the minimum investment and forced redemption provisions described above. Detailed information concerning eligibility, service fees and other matters related to these plans is available from the Trust by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). Customers of Shareholder Organizations may purchase Shares pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

UNIT INVESTMENT TRUST AUTOMATIC DIVIDEND REINVESTMENT PLANS

     Shares are available for purchase by unitholders in unit investment trusts sponsored by certain broker-dealers through automatic reinvestment of the dividends paid by such trusts.

     Institutional Investors or Customers of Shareholder Organizations purchasing Shares pursuant to these plans are not subject to the minimum investment and forced redemption provisions. Information concerning purchases of Shares through the automatic reinvestment of such dividends is available from CGFSC by calling (800) 909-1989 (from overseas, please call (617) 557-1755).

AUTOMATIC INVESTMENT PROGRAM

     The Automatic Investment Program permits Institutional Investors or Customers of Shareholder Organizations to purchase Shares (minimum of $100 per transaction) at regular intervals selected by the investor. Provided the purchaser's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from a checking, bank money market or NOW account designated by the purchaser. At the purchaser's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

     To establish an Automatic Investment account, an investor must complete the supplemental application contained in this Prospectus and mail it to CGFSC. An investor may cancel its participation in this Program (or a Shareholder Organization may cancel the participation of a Customer) or change the amount of purchase at any time, by mailing written notification to CGFSC, P.O. Box 2798, Boston, Massachusetts 02208-2798, and notification will be effective three
Business Days following receipt. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                    NET INCOME, DIVIDENDS AND DISTRIBUTIONS


     The net income of the Portfolio is determined each Business Day (and on such other days as are deemed necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 3 P.M. Eastern time. All the net income of the Portfolio, as defined below, so determined is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.


     For this purpose the net income of the Portfolio (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Portfolio, less (ii) all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Portfolio. Securities are valued at amortized cost, which the Trustees of the Portfolio have determined in good faith constitutes fair value for the purpose of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of a security held by the Portfolio is higher or lower than the price the Portfolio would receive if the security were sold. This valuation method will continue to be used until such time as the Trustees of the Portfolio determine that it does not constitute fair value for such purposes.


     The net income of the Fund is determined at the same time and on the same days as the net income of the Portfolio is determined. Substantially all of the net income of the Fund, as defined below, so determined is declared in Shares as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the Business Day they are purchased. Dividends are distributed monthly on or about the last business day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional full and fractional Shares at the rate of one Share for each one dollar of dividends.


     For this purpose the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued on the assets of the Fund (i.e., the Fund's pro rata share of the net income of the Portfolio), less (ii) all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

     Since substantially all of the net income of the Fund is declared as a dividend each time net income is determined, the net asset value per Share of the Fund (i.e., the value of the net assets of the Fund divided by the number of Shares of the Fund outstanding) is expected to remain at $1.00 per Share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividends, is reflected by an increase in the number of Shares of the Fund in its account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the net income of the Fund is a negative amount, which could occur, for instance, upon default by an issuer of a security held by the Portfolio, the Trust would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the Trust would reduce the number of outstanding Shares of the Fund by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional Shares in the account of such shareholder which represents such shareholder's proportion of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by its investment in the Fund. Thus, the net asset value per Share of the Fund will, to the extent possible, be maintained at a constant $1.00.

                                     TAXES


     Each year, the Trust intends to qualify the Fund as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's non-U.S. source income may be subject to non-U.S. withholding taxes. If the Fund fails to qualify as a 'regulated investment company' in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and the Fund's distributions would continue to be taxable as ordinary dividend income to shareholders. The Portfolio believes that it will not be required to pay any federal income or excise taxes.



     Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and realized net capital gains distributions, if any, they receive from the Fund. Dividends from income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains, if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Dividends declared in December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year. Dividends and capital gains distributions, if any, paid to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. After the end of each calendar year, each shareholder will receive information for tax purposes on the dividends and any realized net capital gains distributions received during that calendar year including the portion taxable as ordinary income and the portion taxable as capital gains.


     The Trust may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

     The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     FOREIGN SHAREHOLDERS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividens and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.


                   MANAGEMENT OF THE TRUST AND THE PORTFOLIO


     The Trust has retained the services of SBDS as administrator. Cash Reserves Portfolio has retained the services of Signature Financial Group (Cayman), Ltd. as administrator. Citibank is the investment adviser for the Portfolio. The Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in the Portfolio. Therefore, the Trust relies primarily on the investment advice which Citibank provides to the Portfolio. The Trust has retained the services of U.S. Trust at no additional fee to perform certain investment management functions. For biographical information relating to each of the Trustees and officers of the Trust and the Portfolios, see 'Management of the Trust and the Portfolio' in the Statement of Additional Information.


                               INVESTMENT ADVISER


     The Investment Adviser manages the assets of the Portfolio pursuant to an Investment Advisory Agreement with the Portfolio. Subject to such policies as the Trustees of the Portfolio may determine, the Investment Adviser manages the Portfolio, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains records relating to such purchases and sales. The Investment Adviser maintains its principal offices at 153 East 53rd Street, New York, New York 10043, and is a wholly-owned subsidiary of Citicorp, a registered bank holding company. The Investment Adviser offers a wide range of banking and investment services to customers, and together with its affiliates currently manages more than $73 billion in assets.


                  SUPPLEMENTAL INVESTMENT MANAGEMENT SERVICES

     The Fund receives supplemental investment management services from U.S. Trust pursuant to an investment advisory agreement between the Trust and U.S. Trust (the 'Supplemental Advisory Agreement'). U.S. Trust receives no additional fee or other compensation for its services under the Supplemental Advisory Agreement. U.S. Trust makes no investment decisions with respect to the Fund or the Portfolio. Under the Supplemental Advisory Agreement, U.S. Trust reviews certain investment management and custody processes.


     U.S. Trust is a state-chartered bank and trust company which provides trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. U.S. Trust is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association. On June 30, 1995, U.S. Trust's Asset Management Group had approximately $41.2 billion in assets under management. U.S. Trust, which has its principal offices at 114 W. 47th Street, New York, New York 10036-1532, is a subsidiary of U.S. Trust Corporation, a registered bank holding company.



     U.S. Trust also serves as investment adviser to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are registered investment companies consisting of the following funds: Equity Fund;

Income and Growth Fund; Long-Term Supply of Energy Fund; Productivity Enhancers Fund; Environmentally-Related Products and Services Fund; Aging of America Fund; Communication and Entertainment Fund; Business and Industrial Restructuring Fund; Global Competitors Fund; Early Life Cycle Fund; International Fund;
Emerging Americas Fund; Pan European Fund; Pacific/Asia Fund; Money Fund; Government Money Fund; Treasury Money Fund; Short-Term Government Securities Fund; Intermediate-Term Managed Income Fund; Managed Income Fund; Tax Exempt Money Fund; Short-Term Tax-Exempt Securities Fund; New York Intermediate-Term Tax-Exempt Fund; Intermediate-Term Tax-Exempt Fund; and Long-Term Tax-Exempt Fund. U.S. Trust also serves as investment adviser to the UST Variable Series, Inc. and the Excelsior Institutional Trust family of funds.


                          ADMINISTRATIVE SERVICES PLAN

     The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and  one or  more shareholder  servicing agents,  and may  enter  into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fees paid to the administrator and to shareholder servicing agents from the Fund may not exceed 0.40% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

                                 ADMINISTRATORS


     Pursuant to Administrative Services Agreements, SBDS and Signature Financial Group (Cayman), Ltd. (together with SBDS, the 'Administrators') provide the Trust and Cash Reserves Portfolio, respectively, with general office facilities and supervise the overall administration of the Trust and the
Portfolio, respectively, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolio; the preparation and filing of all documents required for compliance by the Trust and the Portfolio with applicable laws and regulations; the preparation and distribution of materials in connection with meetings of Trustees and investors; and arranging for the maintenance of books and records of the Trust and the Portfolio. The Administrators provide persons satisfactory to the Board of Trustees of the Trust and the Portfolio to serve as Trustees and officers of the Trust and the Portfolio. Such officers and Trustees of the Trust or the Portfolio may be directors, officers or employees of the Administrators or their affiliates. For its services and facilities, SBDS receives from the Trust a fee accrued daily and paid monthly at an annual rate equal to 0.01% of the average daily net assets of the Fund, with an annual minimum payment of $20,000, and Signature Financial Group (Cayman), Ltd. receives from Cash Reserves Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the aggregate average daily net assets of the Portfolio, in each case on an annualized basis for the Trust's or the Portfolios' then-current fiscal year. However, the Administrator for the Portfolio has voluntarily agreed to waive the fee payable from the Portfolio on a month-to-month basis, and the Administrator for the Fund has voluntarily agreed to reimburse the Fund for certain expenses. SBDS is a registered broker-dealer. Each of the Administrators is a subsidiary of Signature Financial Group, Inc.


                               SUB-ADMINISTRATORS

     Pursuant to Sub-Administrative Services Agreement, Citibank performs such sub-administrative duties for the Portfolio as are from time to time agreed upon by Citibank and Signature Financial

Group (Cayman), Ltd. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio, participation in the preparation of documents required for compliance by the Portfolio with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees of, and investors in, the Portfolio, and other functions which would otherwise be performed by Signature Financial Group (Cayman), Ltd. as set forth above. For its services as sub-administrator, Citibank receives such compensation as from time to time is agreed upon by Signature Financial Group (Cayman), Ltd. and Citibank, but not more than 0.05% per annum of the average daily net assets of the Portfolio. All such compensation will be paid by Signature Financial Group (Cayman), Ltd.

     Pursuant to a Sub-Administrative Services Agreement, CGFSC performs such sub-administrative duties for the Trust as may from time to time be agreed upon by CGFSC and SBDS, including, among other matters, providing equipment and clerical personnel necessary for maintaining the organization of the Trust, preparing documents required for compliance by the Trust with applicable laws and regulations, preparing documents in connection with meetings of Trustees or shareholders, and other functions which would otherwise be performed by SBDS as set forth above. The Agreement provides that CGFSC will receive such compensation as from time to time may be agreed upon by SBDS and CGFSC. All such compensation will be paid by SBDS.

                          SHAREHOLDER SERVICING AGENTS


     The Trust has entered into Shareholder Servicing Agreements with each shareholder servicing agent pursuant to which the shareholder servicing agent will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase, exchange and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase, exchange or redeem Fund shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholders-designated accounts; provide periodic statements showing a customer's account balances and, to the extent practicable, integrate such information with other client transactions otherwise effected with or through the shareholder servicing agent; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a shareholder servicing agent) monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, prospectuses, proxy statements, annual reports, updating prospectuses, if any, and other communications from the Trust to shareholders of the Fund; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Trust or a shareholder may request. For these services, each shareholder servicing agent will receive such fee as may from time to time be agreed upon between such agent and the Trust; such compensation is not expected to cause the total expense ratio of the Fund to increase above what is described in this Prospectus in light of expected waivers by the other service providers of the Trust and the Portfolio. See 'Summary of Expenses' above.


     The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies such as the Trust. The Trust may engage banks as shareholder servicing agents, but only to perform administrative and shareholder servicing functions as described above. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its shareholder servicing activities. If a bank were prohibited from so acting, its customers would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

                         CUSTODIANS AND TRANSFER AGENTS

     U.S. Trust serves as custodian of the Fund's assets and as the Fund's transfer and dividend disbursing agent. Communications to the custodian and transfer agent should be directed to United States Trust Company of New York, Mutual Funds Service Division, 770 Broadway, New York, New York 10003-9598. U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC (73 Tremont Street, Boston, Massachusetts 02108-3913) pursuant to which CGFSC provides certain transfer agency, dividend disbursement and registrar services to the Fund.

     Cash Reserves Portfolio has entered into a Transfer Agency and Service Agreement with State Street Bank & Trust Company ('State Street'), pursuant to which State Street (or its affiliate, State Street Canada, Inc.) acts as transfer agent for Cash Reserves Portfolio. The transfer agent maintains an account for each investor in the Portfolio and performs other transfer agency functions. Pursuant to a Custodian Contract, State Street also acts as custodian of the Portfolio's assets. See 'Management of the Trust and the Portfolio -- Transfer Agents and Custodians' in the Statement of Additional Information.

                                  DISTRIBUTOR

     Pursuant to a Distribution Agreement, SBDS acts as principal underwriter for the Shares. SBDS and its affiliated entities serve as underwriters and administrators to other mutual funds. SBDS receives no compensation for its services under the Distribution Agreement.

                                    EXPENSES

     The respective expenses of the Trust and the Portfolio include the compensation of their respective Trustees who are not affiliated with the Investment Adviser or the Administrators; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolio and shares of the Fund.

     Expenses of the Trust also include all fees under its Administrative Services Agreement; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and  mailing  prospectuses, reports,  notices, proxy  statements and  reports to
shareholders  and  to  governmental   officers  and  commissions;  expenses   of
shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

     Expenses of the Portfolio also include all fees under the Portfolio's Administrative Services Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; and the advisory fees payable to the Investment Adviser under the Advisory Agreement.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust Instrument of the Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. The Trust reserves the right to create and issue any number of series, in which case investments in each series would participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has one active series: Excelsior Institutional Money Fund.


     Each Share of the Fund represents an interest in the Fund that is proportionate with the interest represented by each other Share. Shares have no preference, preemptive, conversion or similar rights. Shares are fully paid and nonassessable when issued, except as set forth below. Shareholders are entitled to one vote for each Share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by vote of two thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


     Excelsior Funds is a business trust organized under the laws of the State of Delaware. Under Delaware law, shareholders of Delaware business trusts are entitled to the same limitation on personal liability extended to shareholders of private for-profit corporations organized under the general corporation law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and a Fund itself was unable to meet its obligations.

     Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

     The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the Trustees of the Trust believe that the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the Fund nor their shareholders will be exposed to a material risk of liability by reason of the Fund's investment in the Portfolio. For more information regarding the Trustees of the Trust and the Portfolio, see 'Management of the Trust and the Portfolio' in the Statement of Additional Information.

                               YIELD INFORMATION

     From time to time, in advertisements or in reports to shareholders, the yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of the Fund may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yield of the Fund may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yield of the Fund.

     The Fund may advertise a seven-day yield, which refers to the income generated over a particular seven-day period identified in the advertisement by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a fifty two week period, and is then shown as a percentage of the investment. The Fund may also advertise its 'effective yield', which is calculated similarly except that, when annualized, income is assumed to be reinvested, thereby making the effective yield slightly higher because of the compounding effect of the assumed reinvestment. See 'Yield Information' in the Statement of Additional Information.

     Yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of performance.

                                 MISCELLANEOUS

     Shareholders  will  receive  unaudited semi-annual  reports  describing the
Fund's  investment  operations  and  annual  financial  statements  audited   by
independent accountants.

     The Trust's Statement of Additional Information contains more detailed information about the Fund and the Portfolio, including information related to
(i) the investment policies and restrictions of the Fund and the Portfolio, (ii) the Trustees, officers, the Investment Adviser, the Administrators and the sub-administrators, (iii) portfolio transactions and brokerage commissions, (iv) the Fund's Shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield, (vi) the determination of the net asset value of Shares of the Fund and (vii) the audited financial statements of the Fund and the Portfolio at August 31, 1995.

                      APPENDIX  --  DESCRIPTION OF RATINGS

DESCRIPTION OF THE HIGHEST COMMERCIAL PAPER RATINGS

     A commercial paper rating by Moody's Investors Service, Inc. ('Moody's') is an opinion on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. PRIME-1 is the highest commercial paper rating employed by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligation. Prime-1 repayment capacity will normally be evidenced by the following characteristics. (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

     A commercial paper rating by Standard & Poor's Ratings Group ('Standard & Poor's') is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1 is the highest commercial paper rating employed by Standard & Poor's. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment, and an issue designated with an A-1 rating is regarded as having either an overwhelming or a very strong degree of safety with regard to timely payment. Those issues determined to possess overwhelming safety characteristics are rated A-1+.

DESCRIPTION OF THE HIGHEST CORPORATE BOND RATINGS

     Bonds rated Aaa by Moody's are judged by Moody's to be of the highest quality by all standards. Together with bonds rated Aa (Moody's second highest rating) they comprise what are generally known as high-grade bonds.

     Debt rated AAA by Standard & Poor's is judged by Standard & Poor's to be the highest grade obligation and to have an extremely strong capacity to pay interest and repay principal.

                               TABLE OF CONTENTS


                                                        PAGE
                                                        ----

SUMMARY OF EXPENSES..................................      1

FINANCIAL HIGHLIGHTS.................................      2

INVESTMENT OBJECTIVE AND POLICIES....................      3

SPECIAL INFORMATION CONCERNING HUB AND SPOKE'r'
  STRUCTURE..........................................      7

PRICING OF SHARES....................................      8

HOW TO PURCHASE AND REDEEM SHARES....................      8

INVESTOR PROGRAMS....................................     13

NET INCOME, DIVIDENDS AND DISTRIBUTIONS..............     14

TAXES................................................     15

MANAGEMENT OF THE TRUST AND THE PORTFOLIO............     16

DESCRIPTION OF SHARES, VOTING RIGHTS AND
  LIABILITIES........................................     20

YIELD INFORMATION....................................     21

MISCELLANEOUS........................................     22

APPENDIX -- DESCRIPTION OF RATINGS...................    A-1


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY EXCELSIOR FUNDS OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

COU815A003




                     EXCELSIOR FUNDS
                      INSTITUTIONAL
                        MONEY FUND

                        PROSPECTUS
                     JANUARY 2, 1996

UST223A

                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION

                                                               JANUARY  2, 1996



EXCELSIOR INSTITUTIONAL MONEY FUND




         Excelsior  Institutional  Money  Fund  (the  "Fund")  is  a  series  of
Excelsior  Funds  (the  "Trust").   This  Statement  of  Additional  Information
describes the Fund only and no other series of the Trust.


         TABLE OF CONTENTS                                                 PAGE

         The Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . .     2

         Investment  Objective, Policies and Restrictions . . . . . . . .     2
         Securities Transactions  . . . . . . . . . . . . . . . . . . . .    11
         Yield Information  . . . . . . . . . . . . . . . . . . . . . . .    12

         Determination of Net Asset Value; Valuation of Securities;
            Redemption in Kind  . . . . . . . . . . . . . . . . . . . . .    13


         Additional Purchase and Redemption Information . . . . . . . . .    14
            Management of the Trust and the Portfolio . . . . . . . . . .    15
         Independent Accountants  . . . . . . . . . . . . . . . . . . . .    22
         Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
         Description of the Trust; Fund Shares  . . . . . . . . . . . . .    25
         Financial Statements . . . . . . . . . . . . . . . . . . . . . .    26



Excelsior Funds
6 St. James Avenue, Boston, Massachusetts 02116
(617) 423-0800


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated January 2, 1996 (the "Prospectus"), as the same may be amended from time to time. This Statement of Additional

Information should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund's Distributor at the address and telephone number shown above. Terms used but not defined herein, which are defined in the Prospectus, are used herein as defined in the Prospectus.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE POSSIBLE RISK TO PRINCIPAL.


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                    THE TRUST


          The Trust is an open-end diversified management investment company which was organized as a business trust under the laws of the State of Delaware on October 25, 1993. Shares of the Trust have been divided into separate series. The following series is described herein: Excelsior Institutional Money Fund (the "Fund" or "Institutional Money Fund") . As of the date hereof, there are no other active series , although new series may be added from time to time.

         The Fund described herein is of a type of mutual fund commonly referred to as a "money market fund". The net asset value of each of the shares of the Fund is expected to remain constant at $1.00, although there can be no assurance that the Trust will maintain a stable net asset value for the Fund on a continuous basis. See "Determination of Net Asset Value" below.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


         The investment objective of the Institutional Money Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the Institutional Money Fund by investing all the investable assets of the Fund in Cash Reserves Portfolio, a diversified open-end management investment company with the same investment objective as the Institutional Money Fund. Cash Reserves Portfolio seeks to achieve this investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

         Citibank, N.A. ("Citibank") is the investment adviser (the "Adviser") of the Portfolio. The Adviser manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objectives and policies. The selection and management of investments for the Portfolio and the way it is managed depend on the conditions and trends in the economy and the financial marketplaces.

         The following discussion supplements the information contained in the Prospectus concerning the investment objectives, policies and restrictions of the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, references below to the Portfolio's investment objective, strategies and techniques also include the Fund.

         The Trust may withdraw the Fund's investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment objective, policies and restrictions described below and in the Prospectus with respect to the Portfolio. The approval of the Institutional Money Fund's shareholders is not required to change any of the Fund's investment policies or objective.


                             CASH RESERVES PORTFOLIO


         The approval of the investors in Cash Reserves Portfolio is not required to change Cash Reserves Portfolio's investment objective or any of the Portfolio's investment policies discussed below, including those concerning security transactions, other than the Portfolio's concentration policy with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without investor approval.

         Cash Reserves Portfolio seeks to achieve its investment objective through investments limited to the following types of U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or will be deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by Cash Reserves Portfolio (on a dollar-weighted basis) will be 90 days or less. All investments by Cash Reserves Portfolio are in high quality securities (i.e., rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer, or if only one NRSRO assigned a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser, and are determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the 1940 Act the Institutional Money Fund and Cash Reserves Portfolio are each classified as "diversified", although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

(1) BANK OBLIGATIONS. Cash Reserves Portfolio invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. Cash Reserves Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that Cash Reserves Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by Cash Reserves Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on Cash Reserves Portfolio's right to transfer a beneficial interest in the deposit to a third party.

         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by Cash Reserves Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Cash Reserves Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

         Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Institutional Money Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by Cash Reserves Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by Cash Reserves Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio will purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank, and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio will purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

         Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

(2) OBLIGATIONS OF, OR GUARANTEED BY, NON-U.S. GOVERNMENTS. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph 1 above in connection with the purchase of non-U.S. bank obligations.

(3) COMMERCIAL PAPER rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by or on behalf of the Board of Trustees of Cash Reserves Portfolio, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. (For a description of these ratings see the Appendix to the Prospectus.)

(4) OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association, and (iii) obligations of the Student Loan Marketing Association, respectively.

(5) REPURCHASE AGREEMENTS, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to Cash Reserves Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. Cash Reserves Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. Cash Reserves Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern Cash Reserves Portfolio's investment in repurchase agreements are designed to minimize Cash Reserves Portfolio's risk of losses in making those investments.

(6) ASSET-BACKED SECURITIES, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables.

Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities" below.)

         Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of Cash Reserves Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of Cash Reserves Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

         ASSET-BACKED SECURITIES: As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

         Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by Cash Reserves Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.


         LENDING OF PORTFOLIO SECURITIES: Consistent with applicable regulatory requirements and in order to generate income, Cash Reserves Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Adviser determines to make loans, it is intended that the value of the securities loaned by the Portfolio would not exceed 33 1/3% of the value of its net assets.






                             INVESTMENT RESTRICTIONS


         The Trust, on behalf of the Fund, and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         Except as described below, whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio (or the concentration policy described in paragraph (1) above), the Fund will hold a meeting of its shareholders and will cast its vote proportionately as instructed by its shareholders . However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Trustees of the Trust on behalf of the Fund.


         The Trust, on behalf of the Institutional Money Fund, and Cash Reserves Portfolio may not:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed one third of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed. Moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value). It is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities); for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

         (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

         (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the

         Portfolio's net assets, as the case may be, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan; for additional related restrictions, see clause (x) under the caption "State and Federal Restrictions" below;

         (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (6) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Fund or the Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of the Fund from the Portfolio, the Trust will invest the assets of the Fund in bank obligations to the same extent and with the same reservation as the Portfolio; and provided further, that nothing in this investment restriction is intended to affect the Fund's ability to invest 100% of its assets in the Portfolio; or

         (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

STATE AND FEDERAL RESTRICTIONS

         In order to comply with certain state and federal statutes and regulatory policies, the Trust, on behalf of the Fund, and the Portfolio will not, as a matter of operating policy:

         (i) borrow money for any purpose in excess of 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at cost);

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or the Portfolio, respectively (taken in each case at market value);

         (iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions;

         (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in the Portfolio;

         (v) purchase securities issued by any registered investment company, except that all of the assets of the Fund may be invested in the Portfolio, and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) and the Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at the greater of cost or market value), to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Portfolio; and provided further, that the Portfolio shall not purchase securities issued by any open-end investment company;


         (vi) taken together with any investments described in clause (x) below, invest more than 10% of the net assets of the Fund or the Portfolio, respectively, in securities that are not readily marketable, including debt securities for which there is no established market (and fixed time deposits and repurchase agreements maturing in more than seven days), except that all the assets of the Fund may be invested in the Portfolio;


         (vii) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class, except that all the assets of the Fund may be invested in the Portfolio;

         (viii) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

         (ix) write, purchase or sell any put or call option or any combination thereof;


         (x) taken together with any investments described in clause (vi) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund or the Portfolio, respectively (in each case taken at market value), would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days), except that all the assets of the Fund may be invested in the Portfolio;

         (xi) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, respectively, except that all the assets of the Fund may be invested in the Portfolio;


         (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund or the Portfolio, respectively (in each case taken at market value), is held as collateral for such sales at any one time (the Portfolio does not presently intend to make such sales); or

         (xiii) purchase any security if as a result, the Fund would then have more than 5% of its total assets invested in the securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         These policies are not fundamental and may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio without approval by the Fund or the Portfolio's other investors, in each case in response to changes in the various state and federal requirements.

         PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.


                             SECURITIES TRANSACTIONS


         The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the Portfolio, rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.

                                YIELD INFORMATION

         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (I.E., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

         From time to time, the Trust in its advertising and sales literature for the Fund may refer to the growth of assets managed or administered by the Adviser over certain time periods. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report and other publications.

         The annualized current seven-day yield of the Institutional Money Fund for the period ended August 31, 1995 was 5.77%. For the same period the annualized effective seven-day yield, based upon dividends declared daily and reinvested monthly, of the Institutional Money Fund was 5.93%.


                   DETERMINATION OF NET ASSET VALUE; VALUATION
                        OF SECURITIES; REDEMPTION IN KIND


         The Prospectus discusses when the net asset value of the Fund is determined for purposes of sales and redemptions. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total assets of the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. The following is a description of the procedures used by the Portfolio in valuing its assets.

         The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

         The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having or deemed to have remaining maturities of 397 days or less (or instruments subject to a repurchase agreement having a duration of 397 days or less), and invest only in securities determined by or under the supervision of its Board of Trustees to be of high quality and to present minimal credit risks.

         Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow the Fund (and other investors in the Portfolio) to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures include review of the Portfolio's holdings by its Board of Trustees, at such intervals as each Board deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

         The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;

or valuing the Portfolio's assets by using available market quotations.


         The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made in securities by the Portfolio or the Fund, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust will redeem in kind Fund shares only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio. The Portfolio has advised the Trust that it will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange (the "Exchange") is open for business. As of 3:00 P.M. Eastern time on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of such time of valuation on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time of valuation on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the time of valuation on the following day the Exchange is open for trading.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are continuously offered for sale by Signature Broker-Dealer Services, Inc. ("SBDS" or the "Distributor"), a wholly-owned subsidiary of Signature Financial Group, Inc.

("Signature"). As described in the Prospectus, Shares are offered for sale directly only to institutional investors ("Institutional Investors"). Different types of Customer accounts at certain Institutional Investors (a "Shareholder Organization") may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization. Check writing privileges are available to investors upon request to the Trust.

         As stated in the Prospectus, no sales charge is imposed by the Trust on the purchase of Shares or reinvestment of dividends or distributions.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.


         In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than the shareholder's original investment due to changes in the market prices of the Fund's or its corresponding Portfolio's portfolio securities.


                             OTHER INVESTOR PROGRAMS


         As described in the Prospectus, Shares of the Fund may be purchased in connection with Unit Investment Trust Automatic Dividend Reinvestment Plans, the Automatic Investment

Program, and certain Retirement Programs.


                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO

         The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.


                              TRUSTEES OF THE TRUST

         RODMAN L. DRAKE -- Director, Parsons Brinkerhoff, Inc., (engineering firm) (since 1995); President, R.L. Drake & Co. Inc. (investment and consulting firm) (since 1991); Trustee, Hyperion Total Return Fund, Inc., and three other closed-end funds for which Hyperion Capital Management, Inc. is the investment adviser; Co-Chairman, KMR Power Corporation (power plants) (since 1993); Chairman, Car Rental Systems do Brasil S.A. (Hertz licensee for Brazil) (since
1994); Managing Director and Chief Executive Officer, Cresap, McCormick & Paget, Inc. (subsequently, Cresap, a Towers Perrin Company) (from 1980 to 1990); Director, Alex, Brown & Sons Inc. (1989 to 1991); Director, Muller Industries, Inc. (1992 to 1994). His address is c/o KMR Power Corp., 30 Rockerfeller Plaza, Suite 5425, New York, New York 10112.

         W. WALLACE MCDOWELL -- Private Investor (since 1994); Managing Director, Morgan Lewis Githens & Ahn (1991 to 1994); Chairman and Chief Executive Officer, The Prospect Group, Inc. (1983 to 1990) and Director, U.S. Homecare Corporation (since 1992), Grossman's, Inc. (since 1993), Children's Discovery Centers (since 1984), Interactive Technologies, Inc. (since 1992) and Jack Morton Productions (since 1987). His address is c/o Prospect Capital Corporation, 43 Arch Street, Greenwich, Connecticut 06830.

         JONATHAN PIEL -- President and Editor, Scientific American, Inc. (1969 to 1994; Director, Group for The South Fork, Bridgehampton, New York (since October 1993); Member, Advisory Committee, Knight Journalism Fellowships, MIT. His address is 558 East 87th Street, New York, New York 10128.

                            TRUSTEES OF THE PORTFOLIO

         The Trustees of Cash Reserves Portfolio are:


         ELLIOTT J. BERV -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since August 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June 1991 to July 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine 04110.

         WALTER E. ROBB, III -- President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the Landmark and MFS families of funds. His address is 35 Farm Road, Sherborn, Massachusetts 01770.

         MARK T. FINN -- President and Director, Delta Financial, Inc. (since June 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April 1990); Director, Vantage Consulting Group, Inc. (since October 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia 23451.


         PHILIP W. COOLIDGE* -- President of the Portfolio ; Chairman, Chief Executive Officer and President, Signature (since December 1988) and SBDS (since April 1989).


                              OFFICERS OF THE TRUST

         In addition to Mr. Coolidge, who also serves as President of the Trust, the officers of the Trust are:


         JOHN R. ELDER --  Treasurer;  Vice  President , Signature  (since April
1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).


         LINDA T. GIBSON -- Assistant Secretary; Legal Counsel and Assistant Secretary, Signature (since June 1991); Assistant Secretary, SBDS (since November 1992); law student, Boston University School of Law (prior to May
1992).

         THOMAS M. LENZ --  Secretary;  Vice  President  and  Associate  General
Counsel, Signature (since November 1989); Assistant Secretary, SBDS (since February 1991); Attorney, Ropes & Gray (prior to November 1989).

         MOLLY S. MUGLER -- Assistant Secretary; Legal Counsel and Assistant Secretary, Signature (since December 1988); Assistant Secretary, SBDS (since April 1989).

         BARBARA  M.  O'DETTE  --  Assistant  Treasurer;   Assistant  Treasurer,
Signature (since December 1988) and SBDS (since April 1989).


         ANDRES E. SALDANA -- Assistant Secretary; Legal Counsel and Assistant Secretary, Signature (since November 1992); Assistant Secretary, SBDS (since September 1993); Attorney, Ropes & Gray (September 1990 to November 1992); law student, Yale Law School (September 1987 to May 1990).

                            OFFICERS OF THE PORTFOLIO

         In addition to Mss. Mugler and O'Dette and Messrs. Coolidge and Elder, who hold similar positions with the Portfolio, the following person is an officer of Cash Reserves Portfolio:


         SUSAN JAKUBOSKI -- Assistant Secretary and Assistant Treasurer; Manager and Senior Fund Administrator, Signature and Signature Financial Group (Grand Cayman), Ltd. (since August 1994); Assistant Treasurer, SBDS (since September
1994);  Fund  Compliance  Administrator,  Concord  Financial  Group,  Inc. (from
November 1990 to August 1994); Senior Fund Accountant, Neuberger & Berman Management Incorporated (from February 1988 to November 1990); Customer Service Representative, I.B.J. Schroder (prior to February 1988).


         Mss. Gibson, Jakuboski, Mugler and O'Dette and Messrs. Coolidge, Elder, Lenz and Saldana may also hold similar positions for other investment companies for which SBDS or an affiliate serves as the principal underwriter.

         As of November 30, 1995, U.S. Trust held of record approximately 44.45% of the outstanding shares of the Institutional Money Fund, but did not own such shares beneficially and did not have discretion to vote or invest such shares. As of the same date, Pacific Gas & Electric and Inter-Tel, Inc. owned 5.11% and 6.50%, respectively, of the outstanding shares of the Institutional Money Fund. The Trust has no knowledge of any other owners of record of 5% or more of the outstanding shares of the Fund. As of the same date, all Trustees and officers of the Trust and the Portfolio as a group owned less than 1% of the outstanding shares of the Fund. Shareholders owning 25% or more of the outstanding shares of the Fund may take actions without the approval of any other investor in the Fund.


The Trust's Trust Instrument provides that it will indemnify its trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested trustees, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust of the Portfolio provides for similar indemnification of the trustees and officers of the Portfolio.


                               INVESTMENT ADVISERS


         Citibank manages the assets of the Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to such policies as the Portfolio's Board of Trustees may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Advisory Agreement will continue in effect as long as such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by vote of a majority of the outstanding voting securities of the Portfolio or by a vote of a majority of the Portfolio's Board of Trustees, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         Cash Reserves Portfolio commenced investment operations on May 3, 1990 . The Institutional Money Fund commenced investment operations (and its investments in the Portfolio) on November 8, 1993.

         The Prospectus contains a description of the fees payable to the Adviser under the Advisory

Agreement. For the fiscal years ended August 31, 1993 , 1994 and 1995 the fees paid to the Adviser under the Advisory Agreement were $2,108,642 , $1,806,314 and $4,097,854 , respectively (of which $943,419 and $2,306,161 was voluntarily waived for the fiscal years ended August 31, 1994 and 1995, respectively).

         The Glass-Steagall Act prohibits certain financial institutions, such as Citibank or U.S. Trust, from engaging in the business of underwriting securities of open-end investment companies, such as the Trust or the Portfolio. Based on advice of counsel, it is the position of Citibank that the investment advisory services and the sub-administrative activities performed by Citibank with respect to the Portfolio do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. In addition, counsel for Citibank has advised Citibank that the combination of individually permissible activities by Citibank is consistent with the Glass-Steagall Act and other relevant federal or state legal and regulatory precedent. It is the position of U.S. Trust that (a) the investment advisory services performed by U.S. Trust with respect to the Trust do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act, and (b) the combination of individually permissible activities by U.S. Trust is consistent with the Glass-Steagall Act and other relevant federal or state legal and regulatory precedent. There is presently no controlling precedent regarding the performance of the combination of investment advisory and sub-administrative activities by banks. State laws on this issue may differ from applicable federal laws and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal or state statutes and regulations, could prevent Citibank or U.S. Trust from continuing to perform such services for the Trust or the Portfolio. If Citibank were to be prevented from acting as the Adviser or sub-administrator for the Portfolio, or if U.S. Trust were to be similarly prevented from providing supplemental investment advice to the Trust with respect to the Fund, the Trust and the Portfolio would seek alternative means for providing such services. The Trust does not expect that the Fund's shareholders would suffer any adverse financial consequences as a result of any such occurrence.


                                 ADMINISTRATORS

         SBDS provides the Trust, and Signature Financial Group (Cayman), Ltd. ("SFG Cayman"; together with SBDS, the "Administrators") provides the Portfolio, with general office facilities, equipment and clerical personnel. The Administrators supervise the overall administration of the Trust and the Portfolio. These administrative services include, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolio; the preparation and filing of all documents required for compliance by the Trust and the Portfolio with applicable laws and regulations; the preparation and distribution of materials in connection with meetings of Trustees and investors; and arranging for the maintenance of books and records of the Trust and the Portfolio. The Administrators provide persons satisfactory to the Boards of Trustees to serve as officers of the Trust and the Portfolio. Such officers, as well as certain other employees and Trustees of the Trust and the Portfolio, may be directors, officers or employees of the Administrators or their affiliates.

         Each Administrative Services Agreement provides that the Administrator may render administrative services to others. Each Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the outstanding voting securities of the Trust or the Portfolios, or by either party on not more than 60 days' nor less than 30 days' written notice. Each Administrative Services Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under said Administrative Services Agreements.


         The Administrators are wholly-owned subsidiaries of Signature.


         The Prospectus contains a description of the fees payable to the Administrators under the Administrative Services Agreements. INSTITUTIONAL MONEY
FUND: For the period ended August 31, 1994, the Fund accrued administration fees totalling $22,578. For the fiscal year ended August 31, 1995, the Fund accrued administration fees totalling $47,453. CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1993 , 1994 and 1995, the fee paid or payable to The Landmark Funds Broker-Dealer Services, Inc. under a prior administrative services agreement and to Signature Financial Group (Cayman), Ltd. under the Administrative Services Agreement with the Portfolio were $702,881 , $602,105 and $1,365,951, respectively (of which

$596,227 was voluntarily waived in 1993 , $602,105 was voluntarily waived in 1994 , and $1,365,951 was voluntarily waived in 1995)

 .


                               SUB-ADMINISTRATORS


         Pursuant to Sub-Administrative Services Agreements, CGFSC performs such subadministrative duties for the Trust, and Citibank performs such sub-administrative duties for the Portfolio, as may from time to time be agreed upon by CGFSC and SBDS with respect to the Trust, or by Citibank and Signature Cayman with respect to the Portfolio. The terms of the Sub-Administrative Services Agreements are described in the Prospectus.


ADMINISTRATIVE SERVICES PLANS

         The Trust and the Portfolio have each adopted Administrative Services Plans (each an "Administrative Plan") which provide that the Trust and the Portfolios may obtain the services of an administrator, a transfer agent, and a custodian, and one or more shareholder servicing agents in the case of the Trust, and may enter into agreements providing for the payment of fees for such services.

         Each Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both (i) a majority of Trustees and (ii) a majority of Trustees who are not "interested persons" of the Trust or the Portfolio, as the case may be, and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such plan ("Qualified Trustees"). Each Administrative Plan requires that the Trust or the Portfolio, as the case may be, provide to the Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under such plan. Each Administrative Plan may be terminated at any time by a vote of (i) a majority of Qualified Trustees, or, (ii) (A) in the case of the Trust, a majority of the outstanding voting securities of the Fund, and (B) in the case of the Portfolio, a majority of the investors in the Portfolio (with the vote of each being in proportion to the value of its investment). Each Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of, (i) in the case of the Trust, a majority of the outstanding voting securities of the affected Fund, and (ii) in the case of the Portfolio, a majority of the investors in the Portfolio (with the vote of each being in proportion to the value of its investment), and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

         For the period November 8, 1993 (commencement of operations) through August 31, 1994, the Trust's shareholder servicing agents received from the Trust fees amounting to $70,263 for providing shareholder servicing to the Fund. For the fiscal year ended August 31, 1995, the Trust's shareholder servicing agents received from the Trust fees amounting to $444,522 for providing shareholder servicing to the Fund.


                         TRANSFER AGENTS AND CUSTODIANS


         U.S. Trust serves as custodian of the Fund's assets and as the Fund's transfer and dividend disbursing agent pursuant to a Custody and Transfer Agency Agreement between the Trust and U.S. Trust. U.S. Trust is a subsidiary of U.S. Trust Corporation, a registered bank holding company.

         Under such agreement and as the Fund's custodian, U.S. Trust has agreed to (i) maintain a separate account or accounts for the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to the Trust concerning the Fund's operations. As the Fund's transfer agent and dividend disbursement agent, U.S. Trust has agreed to
(i)  issue  and  redeem   shares  of  the  Fund;   (ii)  address  and  mail  all
communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust concerning the

Fund's operations. For its custody, transfer agency and dividend disbursement services, U.S. Trust is entitled to receive from the Trust such compensation as may be agreed upon from time to time by the Trust and U.S. Trust. In addition, U.S. Trust is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

         U.S. Trust may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, and may delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust shall remain liable for the performance of all of its custodial and transfer agency duties under the Custody and Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in such agreement, U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC with respect to accounts of shareholders who are not customers of U.S. Trust. For the services provided by CGFSC, U.S. Trust has agreed to pay CGFSC a fee as agreed upon from tine to time. CGFSC receives no fee directly from the Trust for any of its sub-transfer agency services. The principal business address of CGFSC is 126 High Street, Boston, MA 02110.

         Cash Reserves Portfolio has entered into a Transfer Agency and Service Agreement with State Street Bank & Trust Company ("State Street"), pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent for Cash Reserves Portfolio. The transfer agent maintains an account for each investor in the Portfolio and performs other transfer agency functions. Pursuant to Custodian Contracts, State Street also acts as custodian (the "Portfolio Custodian") of the Portfolio's assets. The Portfolio Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for Portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in the Portfolio. Securities held by the Portfolio may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company and may be held by a sub-custodian bank if such arrangements are reviewed and approved by the Trustees of the Portfolio. The Portfolio Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Portfolio Custodian and may deal with the

Portfolio Custodian as principal in securities transactions. For its services to the Portfolio, State Street receives such compensation as may from time to time be agreed upon by State Street and the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                             INDEPENDENT ACCOUNTANTS


         Price Waterhouse LLP and Price Waterhouse are the independent accountants and chartered accountants for the Fund and Cash Reserves Portfolio , respectively. Price Waterhouse LLP provides audit services and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission. The principal business address of Price Waterhouse LLP is 160 Federal Street, Boston, Massachusetts 02110. The principal business address of Price Waterhouse is Suite 3000, Box 190, 1 First Canadian Place,
Toronto, Ontario M5X1H7.


                                    TAXATION


                              TAXATION OF THE FUND

         Each series of the Trust is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code (a "RIC") by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of the Fund's distributions, and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes . If the Fund fails to qualify as a RIC in any year, the Fund would incur a regular corporate federal income tax upon its taxable income, and the Fund's distributions would continue to be taxable as ordinary dividend income to shareholders.

         Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

         Under interpretations of the Internal Revenue Service, (1) the Portfolio will be treated for federal income tax purposes as a partnership and
(2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income attributable to that share. The Portfolio has advised the Trust that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

                            TAXATION OF THE PORTFOLIO

         The Trust anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.


                            TAXATION OF DISTRIBUTIONS


         Dividends from income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. The Fund's distributions are not expected to qualify for the dividends-received deduction available to corporations. Distributions are taxable as described above whether paid in cash or in additional shares. Shareholders will be notified annually as to the federal tax status of distributions.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Trust must, and intends to, distribute during each calendar year substantially all of the Fund's ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. For this and other purposes, a distribution will be treated as paid on December 31 if it is declared in December with a record date in such a month and paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxable to shareholders for the taxable year in which that December 31 falls.

         Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that to the extent the cash proceeds of any withdrawal or distribution exceed the Fund's adjusted tax basis in its interest in the Portfolio, the Fund will generally realize gain for federal income tax purposes. In addition, if, upon a complete withdrawal (I.E., a redemption of its entire interest in its corresponding Portfolio), the Fund's adjusted tax basis in its interest in the Portfolio exceeds the proceeds of the withdrawal, the Fund will generally realize a loss for federal income tax purposes. The Fund's adjusted tax basis in its interest in its corresponding Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive share of items of realized net income (including income, if any, exempt from Federal income tax) and gain, and reduced, but not below zero, by the amounts of its distributive share of items of net loss and the amounts of any distributions received by the Fund.



                                 OTHER TAXATION


         The Trust is organized as a Delaware business trust and, under current law, neither the Trust nor the Fund are liable for any income or franchise tax in the State of Delaware, provided that the Fund continues to qualify as a RIC for federal income tax purposes. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the State of Delaware.

         Fund shareholders may be subject to state and local taxes on Fund distributions to them by the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                      DESCRIPTION OF THE TRUST; FUND SHARES

         The Trust is a Delaware business trust established under a Trust Instrument dated October 25, 1993. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value, which may be issued in separate series. Currently, the Trust has one active and thirteen inactive series, although additional series may be established from time to time. Each share of each series represents an equal proportionate interest in that series with each other share in that series.


         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

         The Trust's Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust
Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or (d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust Instrument, the Trustees may, without shareholder approval, (x) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (y) cause the Trust to incorporate under the laws of the State of Delaware.


         Shares of the Fund entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved.


         The Trust's Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the general corporation law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and each Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and the Fund itself was unable to meet its obligations.


                              FINANCIAL STATEMENTS


         The Fund's current report to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder are hereby incorporated herein by reference. A copy of such report will be provided, without charge, to each person receiving this Statement of Additional Information.

ADMINISTRATOR AND DISTRIBUTOR OF THE  FUND


Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA  02116
(617) 423-0800



INVESTMENT ADVISER OF THE  PORTFOLIO

                                                       EXCELSIOR FUNDS


Citibank, N.A.                                         EXCELSIOR INSTITUTIONAL
153 East 53rd Street                                          MONEY FUND

New York, NY  10043


INVESTMENT MANAGER, CUSTODIAN AND
TRANSFER AGENT OF THE  FUND


United States Trust Company of New York
114 West 47th Street
New York, NY  10036



CUSTODIAN AND TRANSFER AGENT                           STATEMENT OF
OF THE PORTFOLIO                                       ADDITIONAL INFORMATION
State Street Bank and Trust Company                    JANUARY  2, 1996


225 Franklin Street
Boston, MA  02110



INDEPENDENT ACCOUNTANTS OF THE  FUND


Price Waterhouse LLP
160 Federal Street
Boston, MA  02110


INDEPENDENT ACCOUNTANTS OF THE PORTFOLIO

Price Waterhouse
Suite 3000, Box 190
1 First Canadian Place
Toronto, Ontario M5X1H7

PART C

Item 24. Financial Statements and Exhibits.

(a) Financial Statements.



The financial statements included in Part A are as follows:

Excelsior Institutional Money Fund:  Financial Highlights.



The financial statements included in Part B are as follows:



Excelsior Institutional Money Fund
  Statement of Assets and Liabilities at August 31, 1995
  Statement of Operations for the fiscal year ended August 31, 1995 Statement of Changes in Net Assets
  Financial Highlights
  Notes to Financial Statements, August 31, 1995

Cash Reserves Portfolio
  Portfolio of Investments at August 31, 1995
  Statement of Assets and Liabilities at August 31, 1995
  Statement of Operations for the fiscal year ended August 31, 1995 Statement of Changes in Net Assets
  Financial Highlights
  Notes to Financial Statements, August 31, 1995



(b) Exhibits



1. Trust Instrument of the Registrant.4

2. By-Laws of the Registrant.4

5. Investment Advisory Agreement between the Registrant and United States Trust Company of New York ("U.S. Trust"), as investment advisor.4

6(a). Distribution Agreement between the Registrant and Signature Broker-Dealer Services, Inc. ("SBDS"), as distributor.4

8(a). Custody and Transfer Agency Agreement between the Registrant and U.S. Trust, as custodian and transfer agent.1

9(a). Administrative Services Agreement between the Registrant and SBDS, as administrator.4

9(b). Shareholder Servicing Agreement with U.S. Trust, as shareholder servicing agent.4

9(c). Shareholder Service Agreement with UST Distributors,Inc.4

9(d). Shareholder Servicing Agreement with Mid Atlantic Capital Corporation.4

9(e). Amended and Restated Servicing Plan.4

10. Opinion of Counsel.2

11. Consents of Independent Accountants.4

13. Investor Representation Letter of Initial Shareholder.2

16. Schedule for Computation of Performance Information.4

17. Financial Data Schedule.4

18. Powers of Attorney.3

1 Incorporated herein by reference from the Registrant's Registration Statement on Form N-1A (the "Registration Statement") under the Investment Company Act of 1940, as amended (the "1940 Act") (File No. 811-8132), as filed with the Securities and Exchange Commission (the "SEC") on November 4, 1993.

2 Incorporated herein by reference from Amendment No. 1 ("Amendment No. 1") to the Registration Statement under the 1940 Act and Registrant's initial filing under the Securities Act of 1933, as amended (File No. 33-71306), as filed with the SEC on November 5, 1993.

3 Incorporated herein by reference from Exhibit 17 to Amendment No. 1 as filed with the SEC on November 5, 1993.

4 Filed herewith.



Item 25. Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 26. Number of Holders of Securities.



As of November 30, 1995:

Title of Class                                      Number of Record Holders
--------------                                      ------------------------

Shares of Beneficial
Interest (par value $.00001)

  Excelsior Institutional Money Fund                          49



Item 27. Indemnification.

         Reference is hereby made to Article IX of the Registrant's Trust Instrument, filed as an exhibit to the Registration Statement.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         U.S. Trust is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

         SAMUEL  C.  BUTLER  --  Trustee/Director;   Cravath,  Swaine  &  Moore,
Worldwide Plaza, 825 Eighth Avenue, New York, NY 10019 ; Partner in Cravath, Swaine & Moore (law firm).

         PETER O. CRISP -- Trustee/Director; Venrock Associates, Room 5600, 30 Rockefeller Plaza, New York, NY 10112 ; General Partner in Venrock Associates.

         ANTONIA M. GRUMBACH -- Trustee/Director; Patterson, Belknap, Webb & Tyler, 30 Rockefeller Plaza, New York, NY 10112 ; Partner in Patterson, Belknap, Webb & Tyler (law firm).

         H. MARSHALL SCHWARZ -- Trustee/Director; Chairman of the Board and Chief Executive Officer; United States Trust Co. of New York, 114 West 47th Street, New York, NY 10036; Chairman of the Board & Chief Executive Officer of U.S. Trust Corp. and U.S. Trust Company of N.Y. (bank).

         PHILIPPE DE MONTEBELLO -- Trustee/Director; Metropolitan Museum of Art, 1000 Fifth Avenue, New York, NY 10029-0198; Director of the Metropolitan Museum of Art (art museum).

         PAUL W. DOUGLAS -- Trustee/Director; 250 Park Avenue, Room 1900, New York, NY , 10177.

         FREDERIC C. HAMILTON -- Trustee/Director; Hamilton Oil Corp., 1560 Broadway, Suite 2000, Denver, CO 80202 ; Chairman of the Board of Hamilton Oil Corp. (oil & gas exploration).

         FRANK S. STREETER -- Honorary Trustee; 380 Madison Ave., 4th Floor, New York, NY 10017 ; Trustees and Corp.

         JOHN H. STOOKEY -- Trusteee/Director; Quantum Chemical Corp., 99 Park Avenue, New York, NY 10016; Director, Chairman of the Board, Chief Executive Officer and President of Quantum Chemical Corp.

         ROBERT N. WILSON -- Trustee/Director; Johnson & Johnson, One Johnson & Johnson Plaza, New Brunswick, NJ 08933 ; Vice Chairman of the Board of Johnson & Johnson.

         PETER L. MALKIN -- Trustee/Director; Wein, Malkin & Bettex , Lincoln Building, 60 East 42nd Street, New York, NY 10165 ; Chairman of Wein, Malkin & Bettex.

         RICHARD F. TUCKER -- Trustee/Director; 11 Over Rock Lane, Westport, CT 06880 ; retired.

         CARROLL L. WAINRIGHT, JR. -- Trustee/Director; Milbank, Tweed, Hadley & McCloy, One Chase Manhattan Plaza, New York, NY 10005 ; Consulting Partner of Milbank, Tweed, Hadley & McCloy (law firm).

         FREDERICK S. WONHAM -- Trustee/Director and Vice Chairman; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036; Vice Chairman of the Board of U.S. Trust Corporation and United States Trust Company of New York (bank).

         DONALD M. ROBERTS -- Trustee/Director, Vice Chairman and Treasurer; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036; Vice Chairman of the Board and Treasurer of U.S. Trust Corporation and United States Trust Company of New York (bank).

         FREDERICK B. TAYLOR -- Trustee/Director, Vice Chairman and Chief Investment Officer; United States Trust Company of New York; 114 West 47th Street, New York, NY 10036; Vice Chairman and Chief Investment Officer of U.S. Trust Corporation and United States Trust Company of New York (bank).

         JEFFREY S. MAURER -- United States Trust Company of New York, 114 West 47th Street, New York, NY 10036 (bank).

         DANIEL P. DAVISON -- Trustee/Director; Christie, Manson & Woods International, Inc., 502 Park Avenue, New York, NY 10021, Chairman, Christie, Manson & Woods International, Inc. (fine art auctioneer).

         TOM KILLEFER -- Honorary Trustee; United States Trust, Company of New York, 114 West 47th Street, New York, NY 10036; Former Chairman of the Board and President of U.S. Trust Corporation and United States Trust Company of New York
(bank).

         ORSON D. MUNN -- Trustee/Director; Munn, Bernhard & Associates, Inc., 6 East 43rd Street , 28th Floor, New York, NY 10017 ; Chairman and Director of Munn, Bernhard & Associates, Inc. (investment advisory firm).

         WALTER N. ROTHSCHILD, JR. -- Trustee/Director; 145 East 48th Street, Suite 16D, New York, NY 10017 ; Corporate Director and Trustee.

         PHILIP L. SMITH -- Trustee/Director; P.O. Box 205, Oakledge, Mount Sunapee, NH 03772 ; Corporate Director and Trustee.

         EDWIN D. ETHERINGTON -- Trustee/Director; P.O. Box 100, Old Lyme, CT 06371; President Emeritus, Wesleyan University, and Former President of American Stock Exchange (education).

         HAROLD J. HUDSON, JR. -- Honorary Trustee; General Reinsurance Co., Financial Center, P.O. Box 10350, Stamford, CT 06904; Former Chairman of the Board of General Reinsurance Corporation.

Item 29. Principal Underwriters.

         (a) SBDS is the distributor of the shares of Excelsior Institutional Money Fund. SBDS also serves as the principal underwriter or placement agent for other registered investment companies.

         (b) Set forth below are the names, principal business addresses and positions of each director and officer of SBDS. Unless otherwise noted, the principal business address of these individuals is Signature Broker-Dealer
Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116. Unless otherwise specified, none of the officers and directors of SBDS serve as officers and Trustees of the Registrant.



PHILIP W. COOLIDGE: Chief Executive Officer, President and Director of SBDS. President of Registrant.

JOHN R. ELDER: Assistant Treasurer of SBDS. Treasurer of the Registrant.

BARBARA M. O'DETTE: Assistant Treasurer of SBDS.

LINWOOD C. DOWNS: Treasurer of SBDS.

THOMAS M. LENZ: Assistant Secretary of SBDS. Secretary of Registrant.

MOLLY S. MUGLER: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

LINDA T. GIBSON: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

BETH A. REMY: Assistant Treasurer of SBDS.

ANDRES  E.  SALDANA:   Assistant  Secretary  of  SBDS.  Assistant  Secretary  of
Registrant.

JULIE J. WYETZNER:  Product Manager Officer of SBDS.

ROBERT G. DAVIDOFF: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

LEEDS HACKETT: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020.

LAURENCE B. LEVINE: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

DONALD S. CHADWICK: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.



(c)  Not applicable.

Item 30. Location of Accounts and Records.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

Signature Broker-Dealer Services, Inc.            6 St. James Avenue
Services, Inc.                                    Boston, MA  02116
  (administrator and distributor)



Chase Global Funds Services Company               73 Tremont Street
  (sub-administrator and sub-transfer             Boston, MA  02108-3913
   agent)



United States Trust Company of New York           Mutual Funds Service Division
  (investment advisor, custodian,                 770 Broadway
   shareholder servicing agent                    New York, NY  10003-9598
   and transfer agent)

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

         (a) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

         (b) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to its Registration Statement on Form N-1A ("Registration Statement") pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of December, 1995.



EXCELSIOR FUNDS


By: /s/ PHILIP W. COOLIDGE
    ______________________
    Philip W. Coolidge
    President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 22, 1995.

Signature


/s/ PHILIP W. COOLIDGE
______________________
Philip W. Coolidge
President



/s/ JOHN R. ELDER
______________________
John R. Elder
Treasurer and Chief Financial and  Accounting Officer



W. WALLACE MCDOWELL*
______________________
W. Wallace McDowell
Trustee

JONATHAN PIEL*
______________________
Jonathan Piel
Trustee

RODMAN L. DRAKE*
______________________
Rodman L. Drake
Trustee

*By /s/ PHILIP W. COOLIDGE
    ______________________
    Philip W. Coolidge
    As attorney-in-fact pursuant to a power of attorney previously filed

                                   SIGNATURES



         Cash Reserves Portfolio (the "Portfolio") has duly caused the Registration Statement on Form N-1A ("Registration Statement") of Excelsior Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in George Town, Grand Cayman on the 22nd day of December, 1995.



CASH RESERVES PORTFOLIO



By /s/ SUSAN JAKUBOSKI
       ______________________
       Susan Jakuboski
       Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 22, 1995.




PHILIP W. COOLIDGE*
______________________
Philip W. Coolidge
President and Trustee of the Portfolio



/s/ SUSAN JAKUBOSKI
______________________
Susan Jakuboski
Acting Treasurer and Acting Chief Financial and
  Accounting Officer of the Portfolio



WALTER E. ROBB III*
______________________
Walter E. Robb III
Trustee of the Portfolio


MARK T. FINN*
______________________
Mark T. Finn
Trustee of the Portfolio


ELLIOTT J. BERV*
______________________
Elliott J. Berv
Trustee of the Portfolio


*By /s/ SUSAN JAKUBOSKI
    ______________________
    Susan Jakuboski
    As attorney-in-fact pursuant to a power of attorney previously filed

                               INDEX TO EXHIBITS



Exhibit No./Description of Exhibit

1. Trust Instrument.

2. By-Laws.

5. Investment Advisory Agreement.

6(a). Distribution Agreement.

9(a). Administrative Services Agreement.

9(b). Shareholder Servicing Agreement with U.S. Trust.

9(c). Shareholder Service Agreement with UST Distributors,Inc.

9(d). Shareholder Servicing Agreement with Mid Atlantic Capital Corporation.

9(e). Amended and Restated Servicing Plan.

11. Consents of Independent Accountants.

16. Schedule for Computation of Performance Information.

17. Financial Data Schedule.